Interim Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Profit or loss [abstract]
Revenue	$ 34,072	$ 9,107	$ 59,189	$ 21,635
Cost of sales
Production costs	(8,694)	(5,790)	(16,718)	(11,636)
Royalty	(2,323)	(593)	(4,092)	(1,535)
Depreciation	(2,003)	(580)	(3,112)	(1,486)
Total cost of sales	(13,020)	(6,963)	(23,922)	(14,657)
Gross profit	21,052	2,144	35,267	6,978
General and administrative expenses	(5,006)	(3,386)	(6,697)	(4,811)
Change in fair value of derivative financial instruments	(23,521)	839	(30,521)	1,658
Foreign exchange gains (losses)	245	(76)	(413)	(153)
Interest and other expenses	(205)	(1,320)	(539)	(1,641)
(Loss) income before tax	(7,435)	(1,799)	(2,903)	2,031
Income tax expense	(6,342)	(142)	(11,370)	(1,835)
Net (loss) income and comprehensive (loss) income	(13,777)	(1,941)	(14,273)	196
Shareholders	(20,376)	(2,521)	(24,544)	(1,540)
Non-controlling interest	$ 6,599	$ 580	$ 10,271	$ 1,736
Basic (loss) earnings per share	$ (0.07)	$ (0.01)	$ (0.08)	$ (0.01)
Diluted (loss) earnings per share	$ (0.07)	$ (0.01)	$ (0.08)	$ (0.01)